Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31,
	2013	2012
Patents and trademarks	$5,423	$4,513
Software licenses	414	224

	5,837	4,737
Less accumulated amortization	(2,764)	(2,118)

	$3,073	$2,619

Schedule of Intangible Assets, Future Amortization	The expected amortization for each of the next five years as of December 31, 2013 is as follows (in thousands):

2014	$606
2015	509
2016	438
2017	396
2018	327
Thereafter	797

$3,073